Offerings	Mar. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Zenas BioPharma, Inc. 2024 Equity Incentive Plan - Common Stock, $0.0001 par value per share
Amount Registered | shares	2,724,275
Proposed Maximum Offering Price per Unit	24.64
Maximum Aggregate Offering Price	$ 67,126,136.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,270.12
Offering Note	1(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Act") this Registration Statement also covers such additional shares of common stock, par value $0.0001 per share ("Common Stock") as may be issued to prevent dilution from stock splits, stock dividends and similar transactions. 1(b) Represents 2,724,275 additional shares of Common Stock reserved for issuance under the Zenas BioPharma, Inc. 2024 Equity Incentive Plan (the "2024 Plan") on January 1, 2026, pursuant to an "evergreen" provision contained in the 2024 Plan, which provides that on January 1st of each year beginning in 2025 and continuing through and including 2034, the number of shares of Common Stock available for issuance under the 2024 Plan will automatically increase in an amount equal to the lesser of (A) five percent of the number of shares of Common Stock outstanding as of such date and (B) the number of shares of Common Stock determined by the board of directors of the Registrant on or prior to such date for such year. 1(c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Act based on the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on March 12, 2026 to be $25.36 and $23.91, respectively.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Zenas BioPharma, Inc. 2024 Employee Stock Purchase Plan - Common Stock, $0.0001 par value per share
Amount Registered | shares	544,855
Proposed Maximum Offering Price per Unit	20.94
Maximum Aggregate Offering Price	$ 11,409,263.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,575.62
Offering Note	2(a) Represents 544,855 additional shares of Common Stock reserved for issuance under the Zenas BioPharma Inc. 2024 Employee Stock Purchase Plan (as amended and restated, the "ESPP") on January 1, 2026, pursuant to an "evergreen" provision contained in the ESPP, which provides that on January 1st of each year beginning in 2025 and continuing through and including 2034, the number of shares of Common Stock available for issuance under the ESPP will automatically increase in an amount equal to the lesser of (A) one percent of the number of shares of Common Stock outstanding as of such date and (B) the number of shares of Common Stock determined by the board of directors of the Registrant on or prior to such date for such year, up to a maximum of 1,000,000 shares in the aggregate per year. 2(b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Act. The proposed maximum offering price per share is equal to 85% of $24.64, being the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on March 12, 2026 to be $25.36 and $23.91, respectively. Under the ESPP, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant's common stock on the offering date or the exercise date, whichever is less.